SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
SUPPLEMENTARY INSURANCE INFORMATION
Schedule III – Supplementary Insurance Information

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS
Segment	DAC, including VOBA	FPB, PAB, deposit liabilities, MRB, policy and contract claims	Unearned premiums	Other policy claims and benefits payable	Premium revenue	Net investment income	Policyholder benefits and claims incurred and interest sensitive contract benefits	Amortization of DAC and VOBA	Other operating expenses	Net premiums written
2023
Direct Insurance	$1,095	$29,531	$2,056	$455	$2,670	$1,321	$2,950	$557	$1,526	$2,209
Reinsurance	1,373	9,394	—	—	—	72	468	75	141	—
Pension Risk Transfer	—	4,781	—	29	1,467	201	1,618	—	30	—
Other	—	—	—	—	—	215	—	—	215	—
Total	$2,468	$43,706	$2,056	$484	$4,137	$1,809	$5,036	$632	$1,912	$2,209

2022
Direct Insurance	$658	$21,008	$1,086	$436	$1,456	$687	$1,344	$322	$808	$1,200
Reinsurance	927	7,560	—	—	—	118	202	49	101	—
Pension Risk Transfer	—	3,151	—	—	1,555	119	1,663	—	18	—
Other	—	—	—	—	—	54	—	—	107	—
Total	$1,585	$31,719	$1,086	$436	$3,011	$978	$3,209	$371	$1,034	$1,200

2021
Reinsurance	$710	$6,427	$—	$—	$—	$8	$60	$10	$21	$—
Pension Risk Transfer	—	2,330	—	—	1,016	55	1,065	—	12	—
Other	—	—	—	—	—	13	—	—	14	—
Total	$710	$8,757	$—	$—	$1,016	$76	$1,125	$10	$47	$—